BANK INDEBTEDNESS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2024
Financial instruments [Abstract]
BANK INDEBTEDNESS AND LONG-TERM DEBT	BANK INDEBTEDNESS AND LONG-TERM DEBT
On October 5, 2023, the Company amended its senior secured credit facility (the “Credit Facility”) to extend the term loan maturity to match the maturity of the revolving line of credit. The Credit Facility consists of (i) a $750,000 secured committed revolving line of credit and (ii) a fully drawn $300,000 non-amortized secured term credit facility; both maturing on November 4, 2026. The Credit Facility is secured by the Company’s assets, including a pledge of shares of certain of the Company’s subsidiaries. Certain of the Company’s subsidiaries also provide guarantees under the Credit Facility. At March 31, 2024, the Company had utilized $703,984 under the Credit Facility, of which $703,972 was classified as long-term debt (March 31, 2023 - $691,906) and $12 by way of letters of credit (March 31, 2023 - $48).
The Credit Facility is available in Canadian dollars by way of prime rate advances and/or bankers’ acceptances, in U.S. dollars by way of base rate advances and/or Term SOFR, in Euros by way of EURIBOR advances, in British pounds sterling by way of Daily Simple SONIA advances, and by way of letters of credit for certain purposes. The interest rates applicable to the Credit Facility are determined based on a net debt-to-EBITDA ratio as defined in the Credit Facility. For prime rate advances and base rate advances, the interest rate is equal to the bank’s prime rate or the bank’s U.S. dollar base rate in Canada, respectively, plus a margin ranging from 0.45% to 2.00%. For bankers’ acceptances, Term SOFR, EURIBOR advances and Daily Simple SONIA advances, the interest rate is equal to the bankers’ acceptance fee, Term SOFR rate, EURIBOR rate or Daily Simple SONIA rate, respectively, plus a margin that varies from 1.45% to 3.00%. The Company pays a fee for usage of financial letters of credit that ranges from 1.45% to 3.00%, and a fee for usage of non-financial letters of credit that ranges from 0.97% to 2.00%. The Company pays a standby fee on the unadvanced portions of the amounts available for advance or drawdown under the Credit Facility at rates ranging from 0.29% to 0.60%. The Company's Credit Facility is subject to changes in market interest rates. Changes in economic conditions outside of the Company's control could result in higher interest rates, thereby increasing its interest expense. The Company uses a variable for fixed interest rate swap to hedge a portion of its Credit Facility (see note 9).

The Credit Facility is subject to financial covenants including a net debt-to-EBITDA test and an interest coverage test. Under the terms of the Credit Facility, the Company is restricted from encumbering any assets with certain permitted exceptions. At March 31, 2024, all of the covenants were met.

The Company has additional credit facilities available of $108,058 (40,575 Euros, $24,000 U.S., 120,000 Thai Baht, 5,000 GBP, 5,000 CNY, $150 AUD and $2,189 CAD). The total amount outstanding on these facilities as at March 31, 2024 was $6,735, of which $4,060 was classified as bank indebtedness (March 31, 2023 - $5,824), $2,299 was classified as long-term debt (March 31, 2023 - $202) and $376 by way of letters of credit (March 31, 2023 - $158). The interest rates applicable to the credit facilities range from 0.03% to 8.45% per annum. A portion of the long-term debt is secured by certain assets of the Company.

The Company’s U.S. $350,000 aggregate principal amount of senior notes (“the Senior Notes”) were issued at par, bear interest at a rate of 4.125% per annum and mature on December 15, 2028. After December 15, 2023, the Company may redeem the Senior Notes, in whole at any time or in part from time to time, at specified redemption prices and subject to certain conditions required by the Senior Notes. If the Company experiences a change of control, the Company may be required to repurchase the Senior Notes, in whole or in part, at a purchase price equal to 101% of the aggregate principal amount of the Senior Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date. The Senior Notes contain customary covenants that restrict, subject to certain exceptions and thresholds, some of the activities of the Company and its subsidiaries, including the Company’s ability to dispose of assets, incur additional debt, pay dividends, create liens, make investments, and engage in specified transactions with affiliates. At March 31, 2024, all of the covenants were met. Subject to certain exceptions, the Senior Notes are guaranteed by each of the subsidiaries of the Company that is a borrower or has guaranteed obligations under the Credit Facility. Transaction fees of $8,100 were deferred and are being amortized over the term of the Senior Notes. The Company uses a cross-currency interest rate swap instrument to hedge a portion of its U.S.-dollar-denominated Senior Notes (see note 9).
Bank indebtedness

As at	March 31 2024	March 31 2023
Other facilities	$4,060	$5,824
Long-term debt

As at	March 31 2024	March 31 2023
Credit Facility	$703,972	$691,906
Senior Notes	474,075	472,990
Other facilities	2,299	202
Issuance costs	(8,374)	(9,312)
	1,171,972	1,155,786
Less: current portion	176	65
	$1,171,796	$1,155,721

Scheduled principal repayments and interest payments on long-term debt as at March 31, 2024 are as follows (variable interest repayments on the Credit Facility are not reflected in the table below as they fluctuate based on the amounts drawn):

	Principal	Interest
Less than one year	$176	$20,971
One - two years	256	20,864
Two - three years	616,102	20,748
Three - four years	88,225	20,620
Four - five years	474,267	20,476
Thereafter	1,320	2,171
	$1,180,346	$105,850